Going Concern (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Going Concern
Working capital	$ 191,235	$ 350,555
Net Cash Used in Operating Activities	$ (155,135)	$ (186,855)